Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.6%
Aerospace & Defense – 2.0%
General Dynamics Corp	28,972	$6,611,700
L3Harris Technologies Inc	28,618	5,615,996
		12,227,696
Auto Components – 0.4%
BorgWarner Inc	56,215	2,760,719
Automobiles – 0.7%
Tesla Inc*	21,940	4,551,672
Banks – 2.4%
Bank of Montreal#	1,967	175,279
Bank OZK	32,737	1,119,605
Canadian Imperial Bank of Commerce	27,226	1,154,927
Cullen/Frost Bankers Inc	2,577	271,461
Fifth Third Bancorp	41,357	1,101,750
Huntington Bancshares Inc/OH	49,941	559,339
KeyCorp	80,665	1,009,926
New York Community Bancorp Inc	210,454	1,902,504
Regions Financial Corp	63,807	1,184,258
Royal Bank of Canada	49,137	4,696,514
Toronto-Dominion Bank#	31,295	1,874,571
		15,050,134
Beverages – 4.0%
Coca-Cola Co	147,983	9,179,386
Constellation Brands Inc - Class A	22,482	5,078,459
Keurig Dr Pepper Inc	37,433	1,320,636
PepsiCo Inc	49,247	8,977,728
		24,556,209
Biotechnology – 1.8%
AbbVie Inc	3,864	615,806
Amgen Inc	15,594	3,769,850
Arrowhead Pharmaceuticals Inc*	49,734	1,263,244
Gilead Sciences Inc	196	16,262
Horizon Therapeutics PLC*	2,818	307,557
Regeneron Pharmaceuticals Inc*	1,871	1,537,345
Vertex Pharmaceuticals Inc*	11,091	3,494,441
		11,004,505
Building Products – 0.9%
Johnson Controls International PLC	47,033	2,832,327
Masco Corp	54,146	2,692,139
		5,524,466
Capital Markets – 6.2%
Ares Capital Corp	166,410	3,041,143
Bank of New York Mellon Corp	60,909	2,767,705
Blue Owl Capital Inc	224,206	2,484,202
CME Group Inc	36,612	7,011,930
Coinbase Global Inc - Class A*,#	2,479	167,506
Franklin Resources Inc	96,170	2,590,820
FS KKR Capital Corp#	22,442	415,177
Intercontinental Exchange Inc	13,522	1,410,209
Jefferies Financial Group Inc	79,238	2,515,014
Nasdaq Inc	111,421	6,091,386
Raymond James Financial Inc	30,304	2,826,454
S&P Global Inc	4,948	1,705,922
UBS Group AG	230,032	4,908,883
		37,936,351
Chemicals – 2.9%
Air Products & Chemicals Inc	11,909	3,420,384
Corteva Inc	73,856	4,454,255
Dow Inc	57,869	3,172,379
DuPont de Nemours Inc	3,334	239,281
Eastman Chemical Co	36,467	3,075,627
International Flavors & Fragrances Inc	8,587	789,661
Olin Corp	49,155	2,728,103
		17,879,690
Commercial Services & Supplies – 1.7%
Cintas Corp	6,836	3,162,881
Waste Management Inc	44,296	7,227,778
		10,390,659

Shares or Principal Amounts		Value
Common Stocks– (continued)
Communications Equipment – 1.7%
Arista Networks Inc*	2,245	$376,846
Ciena Corp*	22,284	1,170,356
Cisco Systems Inc	44,835	2,343,750
Juniper Networks Inc	102,715	3,535,450
Motorola Solutions Inc	11,448	3,275,616
		10,702,018
Construction & Engineering – 1.1%
AECOM	81,529	6,874,525
Containers & Packaging – 1.4%
Berry Global Group Inc	49,781	2,932,101
International Paper Co	84,676	3,053,417
Westrock Co	89,881	2,738,674
		8,724,192
Distributors – 0.5%
Genuine Parts Co	18,956	3,171,528
Diversified Financial Services – 2.5%
Apollo Global Management Inc	22,279	1,407,142
Berkshire Hathaway Inc*	33,634	10,385,170
Fidelity National Information Services Inc	52,816	2,869,493
Pagseguro Digital Ltd*,#	43,883	376,077
Shift4 Payments Inc - Class A*	4,075	308,885
		15,346,767
Diversified Telecommunication Services – 0.5%
AT&T Inc	152,626	2,938,051
Electric Utilities – 4.1%
American Electric Power Co Inc	49,013	4,459,693
Constellation Energy Corp	41,219	3,235,692
FirstEnergy Corp	8,833	353,850
NextEra Energy Inc	54,222	4,179,432
NRG Energy Inc	86,660	2,971,571
PPL Corp	45,177	1,255,469
Southern Co	101,558	7,066,406
Xcel Energy Inc	23,203	1,564,810
		25,086,923
Electrical Equipment – 1.0%
Eaton Corp PLC	8,017	1,373,633
Emerson Electric Co	40,060	3,490,828
Rockwell Automation Inc	4,063	1,192,287
		6,056,748
Electronic Equipment, Instruments & Components – 1.7%
Corning Inc	179,944	6,348,424
Flex Ltd*	122,208	2,812,006
Jabil Inc	12,934	1,140,261
		10,300,691
Equity Real Estate Investment Trusts (REITs) – 0.4%
WP Carey Inc	34,670	2,685,192
Food & Staples Retailing – 2.4%
Costco Wholesale Corp	1,620	804,929
Sysco Corp	124,757	9,634,983
Target Corp	8,739	1,447,441
US Foods Holding Corp*	81,941	3,026,901
		14,914,254
Food Products – 1.5%
General Mills Inc	20,080	1,716,037
Lamb Weston Holdings Inc	4,918	514,029
McCormick & Co Inc/MD	41,457	3,449,637
Mondelez International Inc	50,734	3,537,175
		9,216,878
Health Care Equipment & Supplies – 2.4%
Boston Scientific Corp*	155,734	7,791,372
Hologic Inc*	40,130	3,238,491
Stryker Corp	13,556	3,869,831
		14,899,694
Health Care Providers & Services – 3.2%
AmerisourceBergen Corp	27,483	4,400,303
Cardinal Health Inc	1,897	143,224
Centene Corp*	45,531	2,878,015
HCA Healthcare Inc	26,635	7,023,117
UnitedHealth Group Inc	11,441	5,406,902
		19,851,561
Health Care Real Estate Investment Trusts (REITs) – 0.5%
Ventas Inc	66,725	2,892,529

Shares or Principal Amounts		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure – 2.0%
Aramark	84,699	$3,032,224
Boyd Gaming Corp	44,696	2,865,908
Darden Restaurants Inc	17,337	2,690,009
Hilton Worldwide Holdings Inc	4,893	689,277
Yum! Brands Inc	23,227	3,067,822
		12,345,240
Household Durables – 0.8%
Garmin Ltd	6,389	644,778
Leggett & Platt Inc	136,976	4,366,795
		5,011,573
Household Products – 1.5%
Church & Dwight Co Inc	51,984	4,595,905
Colgate-Palmolive Co	61,103	4,591,890
Kimberly-Clark Corp	2,267	304,277
		9,492,072
Industrial Real Estate Investment Trusts (REITs) – 1.2%
Prologis Inc	13,191	1,645,841
STAG Industrial Inc	176,344	5,963,954
		7,609,795
Information Technology Services – 0.3%
Cognizant Technology Solutions Corp	19,625	1,195,751
EPAM Systems Inc*	2,101	628,199
		1,823,950
Insurance – 4.8%
Aflac Inc	46,169	2,978,824
Allstate Corp	20,270	2,246,119
American International Group Inc	34,695	1,747,240
Aon PLC - Class A	10,411	3,282,484
Fidelity National Financial Inc	83,646	2,921,755
Manulife Financial Corp	93,252	1,712,107
MetLife Inc	92,841	5,379,208
Progressive Corp/The	48,107	6,882,187
Travelers Cos Inc	13,576	2,327,062
		29,476,986
Interactive Media & Services – 3.0%
Alphabet Inc - Class A*	138,227	14,338,287
Meta Platforms Inc - Class A*	19,526	4,138,340
		18,476,627
Life Sciences Tools & Services – 0.4%
Danaher Corp	7,264	1,830,819
Repligen Corp*	3,162	532,354
		2,363,173
Machinery – 2.2%
Cummins Inc	12,958	3,095,407
Illinois Tool Works Inc	4,000	973,800
Otis Worldwide Corp	38,384	3,239,610
PACCAR Inc	41,072	3,006,470
Wabtec Corp	30,201	3,052,113
		13,367,400
Media – 2.4%
Fox Corp - Class A	176,032	5,993,890
New York Times Co	80,239	3,119,692
Omnicom Group Inc	31,625	2,983,503
Sirius XM Holdings Inc#	664,126	2,636,580
		14,733,665
Metals & Mining – 0.8%
Alamos Gold Inc - Class A	279,410	3,417,184
Franco-Nevada Corp	11,158	1,626,836
		5,044,020
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
Starwood Property Trust Inc#	150,029	2,654,013
Multiline Retail – 2.3%
Amazon.com Inc*	138,971	14,354,315
Multi-Utilities – 1.8%
CenterPoint Energy Inc	106,233	3,129,624
Public Service Enterprise Group Inc	95,997	5,995,013
Sempra Energy	11,715	1,770,839
		10,895,476
Oil, Gas & Consumable Fuels – 2.8%
Antero Midstream Corp	271,470	2,847,720
Enbridge Inc	112,882	4,306,448
EOG Resources Inc	11,917	1,366,046
ONEOK Inc	43,802	2,783,179

Shares or Principal Amounts		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels– (continued)
Pembina Pipeline Corp	18,895	$612,198
Pioneer Natural Resources Co	6,530	1,333,687
Targa Resources Corp	14,469	1,055,514
TC Energy Corp#	74,970	2,917,083
		17,221,875
Personal Products – 0.3%
Coty Inc*	92,262	1,112,680
Olaplex Holdings Inc*	211,766	904,241
		2,016,921
Pharmaceuticals – 1.3%
Bristol-Myers Squibb Co	57,980	4,018,594
Pfizer Inc	64,856	2,646,125
Zoetis Inc	8,510	1,416,404
		8,081,123
Professional Services – 1.5%
Automatic Data Processing Inc	15,351	3,417,593
CoStar Group Inc*	41,143	2,832,696
Paychex Inc	26,770	3,067,574
		9,317,863
Real Estate Management & Development – 0.5%
CBRE Group Inc*	38,347	2,792,045
Residential Real Estate Investment Trusts (REITs) – 1.3%
AvalonBay Communities Inc	15,015	2,523,421
Equity Residential	87,321	5,239,260
		7,762,681
Retail Real Estate Investment Trusts (REITs) – 1.4%
Kimco Realty Corp	118,406	2,312,469
Realty Income Corp	100,966	6,393,167
		8,705,636
Road & Rail – 1.6%
Canadian National Railway Co	24,426	2,881,535
Canadian Pacific Railway Ltd	76,576	5,891,757
Ryder System Inc	9,304	830,289
		9,603,581
Semiconductor & Semiconductor Equipment – 2.3%
Applied Materials Inc	13,295	1,633,025
Broadcom Inc	3,809	2,443,626
KLA Corp	1,271	507,345
Marvell Technology Inc	11,554	500,288
Microchip Technology Inc	15,482	1,297,082
NVIDIA Corp	19,530	5,424,848
ON Semiconductor Corp*	15,348	1,263,447
Skyworks Solutions Inc	10,018	1,181,924
		14,251,585
Software – 5.8%
Autodesk Inc*	893	185,887
Check Point Software Technologies Ltd*	45,132	5,867,160
Fortinet Inc*	20,308	1,349,670
HashiCorp Inc - Class A*	16,349	478,862
Microsoft Corp	79,042	22,783,821
Nutanix Inc*	17,095	444,299
Palantir Technologies Inc - Class A*	79,292	670,017
Palo Alto Networks Inc*	6,702	1,338,657
Salesforce.com Inc*	9,971	1,992,006
Samsara Inc - Class A*	34,876	687,755
		35,798,134
Specialized Real Estate Investment Trusts (REITs) – 2.3%
American Tower Corp	18,163	3,711,427
EPR Properties	12,043	458,838
Iron Mountain Inc	20,161	1,066,719
VICI Properties Inc	102,824	3,354,119
Weyerhaeuser Co	189,222	5,701,259
		14,292,362
Specialty Retail – 0.1%
Ross Stores Inc	2,752	292,070
Ulta Beauty Inc*	348	189,893
		481,963
Technology Hardware, Storage & Peripherals – 4.8%
Apple Inc	131,691	21,715,846
Hewlett Packard Enterprise Co	288,694	4,598,895
HP Inc	114,781	3,368,822
		29,683,563

Shares or Principal Amounts		Value
Common Stocks– (continued)
Tobacco – 0.3%
Philip Morris International Inc	20,349	$1,978,940
Trading Companies & Distributors – 0.2%
WW Grainger Inc	1,341	923,694
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc*	11,028	1,597,296
Total Common Stocks (cost $593,874,141)		607,701,219
Investment Companies– 1.3%
Exchange-Traded Funds (ETFs) – 1.3%
Schwab US Large-Cap#	161,244	7,799,372
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£	71,638	71,652
Total Investment Companies (cost $7,589,585)		7,871,024
Investments Purchased with Cash Collateral from Securities Lending– 1.0%
Investment Companies – 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº,£	4,718,298	4,718,298
Time Deposits – 0.2%
Royal Bank of Canada, 4.8000%, 4/3/23	$1,469,588	1,469,588
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,187,886)		6,187,886
Total Investments (total cost $607,651,612) – 100.9%		621,760,129
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(5,459,197)
Net Assets – 100%		$616,300,932

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$579,341,570	93.2%
Canada	31,266,439	5.0
Israel	5,867,160	0.9
Switzerland	4,908,883	0.8
Brazil	376,077	0.1

Total	$621,760,129	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$25,631	$52	$(15)	$71,652
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	325,923∆	-	-	4,718,298
Total Affiliated Investments - 0.8%	$351,554	$52	$(15)	$4,789,950

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	1,663,809	47,487,017	(49,079,211)	71,652
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	13,225,166	148,145,126	(156,651,994)	4,718,298

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

#	Loaned security; a portion of the security is on loan at March 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$607,701,219	$-	$-
Investment Companies	7,799,372	71,652	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,187,886	-
Total Assets	$615,500,591	$6,259,538	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70297 05-23